FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Quantitative Information About The Significant Unobservable Inputs Used In The Fair Value Measurement Of Level 3) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($) $ / item
Natural Gas [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability) | $	$ (144.1)
Natural Gas [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability) | $	(4.4)
Electricity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability) | $	$ (14.7)
Minimum [Member] | Natural Gas [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability), Percent	37.46%
Minimum [Member] | Natural Gas [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability), Per Dekatherm	(1.40)
Minimum [Member] | Natural Gas [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability), Per Dekatherm	(1.37)
Minimum [Member] | Electricity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability), Per Megawatt Hour	8.28
Maximum [Member] | Natural Gas [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability), Percent	900.98%
Maximum [Member] | Natural Gas [Member] | Valuation Technique, Discounted Cash Flow [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability), Per Dekatherm	7.28
Maximum [Member] | Natural Gas [Member] | Valuation Technique, Option Pricing Model [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability), Per Dekatherm	5.07
Maximum [Member] | Electricity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value, Net Asset (Liability), Per Megawatt Hour	84.44